Equity accounted investments - Peregrine - Narrative (Details) - USD ($) $ in Millions					12 Months Ended
	Nov. 07, 2024	Aug. 14, 2023	Oct. 25, 2018	Jun. 29, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY-ACCOUNTED INVESTMENTS
Number of shares issued (in shares)					2,830,567,000	2,830,567,000	2,830,370,000	2,808,406,000
Aldebaran
EQUITY-ACCOUNTED INVESTMENTS
Initial ownership interest of counterparty, as a percent					60.00%
Number of shares issued (in shares)			77,635,957
Peregrine
EQUITY-ACCOUNTED INVESTMENTS
Proceeds from sales of investments accounted for using equity method			$ 15	$ 15
Initial financing				$ 30
Debt term					5 years
Additional earn-in period				3 years
Proportion of ownership interest in joint venture					40.00%	40.00%	100.00%
Peregrine | Forecast
EQUITY-ACCOUNTED INVESTMENTS
Proportion of ownership interest in joint venture					20.00%
Peregrine | Aldebaran
EQUITY-ACCOUNTED INVESTMENTS
Maximum ownership interest of counterparty, as a percent				80.00%
Equity interest consideration, as a percent			19.90%	19.90%
Initial ownership interest of counterparty, as a percent				60.00%	20.00%
Additional possible ownership interest, as a percent		20.00%		20.00%
Expenditure for additional ownership interest		$ 25		$ 25
Additional earn-in period		3 years
Joint venture number of shares received			15,449,555
Peregrine | Nuton | Forecast
EQUITY-ACCOUNTED INVESTMENTS
Maximum ownership interest of counterparty, as a percent	20.00%
Proceeds from sales of investments accounted for using equity method	$ 250